RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 21 -	RELATED PARTY TRANSACTIONS

The related party relationships and related party transactions are listed as follows:

Related party relationships

Name of related parties	Relationship with the Company

Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”)	20% owned by Beijing Hollysys
China Techenergy Co., Ltd. (“China Techenergy”)	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd. (“Electric Motor”)	40% owned by Beijing Hollysys
Beijing Hollysys Machine Automation Co., Ltd. (“Hollysys Machine”)	30% owned by Hollysys Investment
Heilongjiang Ruixing Technology Co., Ltd. (“Heilongjiang Ruixing”)	6% owned by Beijing Hollysys

Due from related parties

	June 30,
	2015	2016

China Techenergy	$34,472	$22,579
Shenhua Information	3,447	2,995
Hollysys Machine	1,158	1,367
Heilongjiang Ruixing	-	1,071

	$39,077	$28,012

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Due to related parties

	June 30,
	2015	2016

China Techenergy	$837	$1,170
Shenhua Information	818	358
Electric Motor	49	112
Hollysys Machine	9	5

	$1,713	$1,645

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2014	2015	2016

Hollysys Machine	$1,980	$914	$555
Electric Motor	14	50	354
Shenhua Information	323	368	-
China Techenergy	-	1	-

	$2,317	$1,333	$909

Sales of goods and integrated solutions to:

	Year ended June 30,
	2014	2015	2016

China Techenergy	$3,136	$21,936	$3,657
Shenhua Information	2,726	2,128	847
Hollysys Machine	921	512	235
Electric Motor	2	1	-

	$6,785	$24,577	$4,739

Operating lease income from:

	Year ended June 30,
	2014	2015	2016

Hollysys Machine	$65	$41	$40

The Company sells automation control systems to China Techenergy which is used for non-safety operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to outside parties, as if China Techenergy were a consolidated subsidiary.

The Company sells automation control systems to Shenhua Information which is used for operations control in the information automation industry. Shenhua Information incorporates the Company’s automation control systems with their proprietary automated remote control systems to provide an overall automation and control system to its customers. The Company is not a party to the integrated sales contracts executed between Shenhua Information and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to an outside party as if Shenhua Information were a consolidated subsidiary.

The Company engages Hollysys Machine to sell the Company’s products to end customers. The Company pays commission to Hollysys Machine in exchange for its services. The amount of the commission is determined based on the value of the products sold by Hollysys Machine during the year.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.